Financial Instruments - Summary of Offsetting of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	$ 133	$ 17
Net Financial Assets in the Consolidated Statement of Financial Position	133	17
Net Amount, Financial Assets	133	17
Gross Financial Liabilities		69
Net Financial Liabilities in the Consolidated Statement of Financial Position		69
Net Amount		69
Derivative Financial Liabilities [Member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Liabilities		68
Net Financial Liabilities in the Consolidated Statement of Financial Position		68
Net Amount		68
Bank Indebtedness [Member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Liabilities		1
Net Financial Liabilities in the Consolidated Statement of Financial Position		1
Net Amount		1
Derivative financial assets [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	100
Net Financial Assets in the Consolidated Statement of Financial Position	100
Net Amount	100
Cash and cash equivalent [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	33	17
Net Financial Assets in the Consolidated Statement of Financial Position	33	17
Net Amount, Financial Assets	$ 33	$ 17